Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Balances and Transactions (Details) [Line Items]
Aggregate net amounts of lease and maintenance expenses	$ 863	$ 912	$ 967
Revenues aggregated total amount			73
Administrative and IT services amount	30	49	32
Aggregate amounts	19		2
Salary expenses	112	108	108
Affiliates amount of related party	$ 67	$ 288
Revenues [Member]
Related Party Balances and Transactions (Details) [Line Items]
Revenues aggregated total amount			$ 16,296